Long-Term Debt	12 Months Ended
Dec. 31, 2018
Long-Term Debt [Abstract]
Long-Term Debt

7. Long-Term Debt

Long-term debt consists of the following:

	Bank loans	As of December 31, 2018	As of December 31, 2017	Margin
(i)	Issued in September 2017 maturing in October 2023 (the “2017 credit facility”)	295,118	350,401	3.25%

	Total long-term debt	$295,118	$350,401

	Less: Deferred loan issuance costs	3,707	5,054
	Less: loan associated with vessel held for sale	-	14,781

	Total long-term debt, net	$291,411	$330,566
	Less: Current portion of long-term debt	38,494	35,882
	Add: Current portion of deferred loan issuance costs	1,015	1,176
	Long-term debt, net	$253,932	$295,860

The Partnership presents associated amounts of long-term debt outstanding as of December 31, 2018 and 2017 and interest expense and amortization of deferred loan issuance costs for all the periods presented relating to the Crude and Product tanker business contributed to the DSS Transaction, within discontinued operations (Note 3). The allocation of the amounts of long term debt not directly relating to vessels that were part of the DSS Transaction, and associated interest expense and amortization and write-off of deferred loan issuance costs were included in discontinued operations based on the amounts required to be paid as a result of the completion of the DSS Transaction.

Changes in long-term debt that took place during the years ended December 31, 2017 and 2018 are set out below.

During 2018, the Partnership repaid the amount of $34,984, in line with the amortization schedule of its 2017 credit facility.

On September 6, 2017, the Partnership entered into a new senior secured term loan facility for an aggregate principal amount of up to $460,000 with a syndicate of lenders led by Hamburg Commercial Bank AG (previously known as HSH Nordbank AG) and ING Bank N.V. The Partnership included the amount of $350,401 in long term debt from continuing operations and the amount of $109,599 in long term debt from discontinued operations. In October 2017 the Partnership repaid the amount of $88,550 of its then outstanding credit facilities and the 2017 credit facility replaced its then remaining outstanding credit facilities. The 2017 credit facility’s part relating to continuing operations, is comprised of two tranches. Tranche A was required to be repaid in 24 equal quarterly installments of $3,681 in addition to a balloon installment of $108,935, which would be payable together with the final quarterly installment in the fourth quarter of 2023. Tranche B was required to be repaid fully in 24 equal quarterly installments of $6,380. The Partnership started paying quarterly installments under both tranches A and B on January 4, 2018. The loans drawn under the 2017 credit facility bear interest at LIBOR plus a margin of 3.25%. In 2018, upon the prepayment of $14,383 and $5,916 due to the disposal of the M/T Aristotelis and the M/T Amore Mio II respectively (Note 5), the repayment schedule of the 2017 credit facility was amended.  The required quarterly installments under the Tranche A were reduced to $3,469, the balloon installment was reduced to $102,651 and the required quarterly installments under the Tranche B were reduced to $6,154.

In addition, during 2017, before entering into the 2017 credit facility, the Partnership repaid the amount of $9,914 in line with the amortization schedule of its then outstanding credit facilities.

During 2017, the Partnership classified the M/T Aristotelis as vessel held for sale (Note 5). As of December 31, 2017, the portion of the Tranche A 2017 credit facility which was associated with this vessel amounted to $14,781 and was presented as “Liability associated with vessel held for sale” in the consolidated balance sheet.

 The Partnership’s credit facility contains customary ship finance covenants, including restrictions on changes in management and ownership of the mortgaged vessels, the incurrence of additional indebtedness and the mortgaging of vessels and requirements such as that the ratio of EBITDA to net interest expenses to be no less than 2:1, a minimum cash requirement of $500 per vessel, that the ratio of net total indebtedness to the total assets of the Partnership adjusted for the market value of the fleet not to exceed 0.75:1. The 2017 credit facility also contains a collateral maintenance requirement under which the aggregate fair market value of the collateral vessels should not be less than 125% of the outstanding loans under the credit facility. Also the vessel-owning companies may pay dividends or make distributions only when no event of default has occurred and the payment of such dividend or distribution has not resulted in a breach of any of the financial covenants. As of December 31, 2018 and 2017 the Partnership was in compliance with all financial covenants.

The credit facility includes a general assignment of the earnings, insurances and requisition compensation of the respective collateral vessel or vessels. It also requires additional security, such as pledge and charge on current accounts and mortgage interest insurance.

As of December 31, 2018, there were no undrawn amounts under the Partnership’s credit facility.

For the years ended December 31, 2018, 2017 and 2016, the Partnership recorded interest expense from continuing operations  of $17,422 , $18,441 and $17,203 respectively, which is included in “Interest expense and finance cost” in the consolidated statements of comprehensive (loss) / income. For the years ended December 31, 2018 and 2017, the weighted average interest rate of the Partnership’s loan facilities was 5.4% and 4.3% respectively.

The required annual loan payments to be made subsequent to December 31, 2018 are as follows:

For the year ending December 31,	Amount
2019	$38,494
2020	$38,494
2021	$38,494
2022	$38,494
2023	$141,142

Total	$ 295,118